STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement
REVENUE
OPERATING EXPENSES
General and administrative expenses	513,730	653,903
Research and development	69,809	27,953
Depreciation and amortization	7,941	8,203
TOTAL OPERATING EXPENSES	591,480	690,059
LOSS FROM OPERATIONS BEFORE OTHER INCOME	(591,480)	(690,059)
TOTAL OTHER INCOME/(EXPENSES)
Interest income	30	99
Loss on change in derivative liability	(2,645,222)	(188,261)
Interest expense	(193,507)	(322,355)
TOTAL OTHER INCOME/(EXPENSES)	(2,838,699)	(510,517)
NET LOSS	$ (3,430,179)	$ (1,200,576)
BASIC AND DILUTED LOSS PER SHARE	$ (0.33)	$ (0.16)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED	10,411,873	7,601,521